Basis of preparation and significant changes in the current reporting period - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Reconciliation Net Result EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 3,503	€ 3,130
Adjustment of the EU IAS 39 carve-out	(439)	1,065
Tax effect of the adjustment	120	(279)
Effect of adjustment after tax	(319)	786
Shareholders of the parent	€ 3,184	€ 3,915